Leases - Summary of Minimum Annual Rental Payments (Detail) $ in Thousands	Dec. 31, 2018 USD ($)
Leases [Abstract]
2019	$ 254,866
2020	188,138
2021	165,642
2022	144,814
2023	122,814
Thereafter	$ 819,004